Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014
Oneida Savings Bank pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	$ 4,225,480	$ 4,348,105		$ 4.3
Service cost	0	0	0
Interest cost	190,878	168,421	168,082
Actuarial gain	483,798	100,950
Benefits paid	(533,820)	(391,996)
Settlements, Benefit Obligation	4,366,336	0
Benefit obligation at end of year	0	4,225,480	4,348,105	4.3
Change in plan assets, at fair value:
Beginning plan assets	4,375,556	3,955,438		4.2
Actual return	357,144	612,114
Benefits paid	(533,820)	(391,996)
Settlements, Plan Assets	(4,366,336)	0
Employer contributions	167,456	200,000
Ending plan assets	0	4,375,556	3,955,438	4.2
Funded status
Funded status at year end (plan assets less benefit obligation)	0	150,076
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	0	1,707,779
Prior service cost (credit)	0	0
Amounts recognized in accumulated other comprehensive income	0	1,707,779
Accumulated benefit obligation
Accumulated benefit obligation	0	4,225,480
State Bank of Chittenango pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	2,457,868	2,624,798
Service cost	20,361	22,335	26,335
Interest cost	101,904	96,191	105,807
Actuarial gain	420,767	(60,747)
Benefits paid	(221,698)	(224,709)
Settlements, Benefit Obligation	0	0
Benefit obligation at end of year	2,779,202	2,457,868	2,624,798
Change in plan assets, at fair value:
Beginning plan assets	2,183,032	1,976,719
Actual return	176,862	315,691
Benefits paid	(225,922)	(224,558)
Settlements, Plan Assets	0	0
Employer contributions	0	115,180
Ending plan assets	2,133,972	2,183,032	1,976,719
Funded status
Funded status at year end (plan assets less benefit obligation)	(645,230)	(274,836)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,208,402	885,747
Prior service cost (credit)	0	0
Amounts recognized in accumulated other comprehensive income	1,208,402	885,747
Accumulated benefit obligation
Accumulated benefit obligation	$ 2,779,202	$ 2,457,868